Tangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 31,212	€ 32,926	€ 33,044
Tangible assets	32,087	33,882	34,073
Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,636	13,408	13,489
Tangible assets	12,636	13,408	13,489
Property, plant and equipment for own use | Abroad
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,531	7,119	7,083
Leased out under an operating lease
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	18,576	19,518	19,555
Leased out under an operating lease | Vehicles | Santander US Auto
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	11,336	13,389	12,525
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	875	956	1,029
Fair value of investment property	1,041	1,163	1,153
Unrealized gains (losses) on fair value adjustment	€ 166	€ 207	€ 124